Stock Options (Detail Textuals) - $ / shares	2 Months Ended	12 Months Ended
	Oct. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Nov. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 11.66	$ 1.00
Term of expiration	5 years	5 years
2019 Equity Incentive Plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant		7,838,713		261,290
2014 Stock Option Plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant		2,107,500		62,917
Stock Options 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.55	1.27
Stock Options 1 | On grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options vested on grant		3,962,000
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.43	$ 1.06
Stock Options 2 | Annually thereafter until fully vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options expected to vest annually		886,000